EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

23.    EMPLOYEE BENEFITS

According to the guidance promulgated by the central government, companies (and employees) are required to contribute, in specified portions, to the social insurance funds (including medical care insurance, work injury insurance, unemployment insurance, maternity insurance and pension benefits) as well as the housing funds (collectively, “employee welfare funds”) on a monthly basis for all of the employees based on such employees’ actual salaries or the applicable capped salary base, whichever is lower. An employee is entitled to request its employer to make the required portion of contributions in the statutory amounts to the employee welfare funds.

In line with local customary practices, the Company has made contributions to the social insurance funds which met the requirement of the local minimum wage standard, instead of its employees’ actual salaries as required by the above described guidance, and has not made full contribution to the housing funds.

Based on the Company’s observation of local practices and consultation with relevant government authorities, the Company believes its practice has been consistent with the common practice adopted by businesses in Shangrao and Haining, where the Company’s main subsidiaries operate.

However, the Company believes it is probable that it will be required to make additional contributions to the employee welfare funds if (i) the government authorities were to strictly enforce the statutory contribution requirements, or (ii) the employees were to request the Company to make full contributions to their employee welfare funds (such request, if made, would most likely be supported by the labor arbitration center or the labor administrative bureau). Therefore, the Company recognizes the difference between the amount of its actual contributions and the statutory contribution requirements under the guidance promulgated by the central government as a liability for employee welfare benefits. The unpaid balance of accrued liability accrued for the welfare benefits were RMB605,830,905 and RMB 740,508,487 as of December 31, 2020 and December 31, 2021, respectively.

On October 28, 2010, the Standing Committee of the National People’s Congress issued and adopted the Social Insurance Law (the “Social Insurance Law”), which became effective on July 1, 2011. The Social Security Law imposes certain fines for the aggregated amount of any outstanding contributions if such contributions are not made within a prescribed time period. In light of this requirement, the Company had accrued a penalty on the basis of a daily rate of 0.05% of the outstanding contributions as provided under the Social Insurance Law prior to 2014. The unpaid balance of penalty accrued for employee welfare benefits were RMB12,063,712 and RMB25,807,949 as of December 31, 2012 and 2013, respectively.

On September 26, 2013, the Ministry of Human Resources and Social Security of the People’s Republic of China announced “Regulations on the Declaration and Payment of Social Welfare” (“New Social Security Regulation”), which took effect on November 1, 2013. The New Social Security Regulation clarifies that the local social security authority should issue a notification to the employers who fail to make appropriate contribution of social security and a late-payment penalty charge will only be imposed to employers who fail to pay the outstanding contribution within five days upon the receipt of the notification. However, there were different interpretations of the New Social Security Regulation as to applicability of the penalty charge by different local authorities in difference cities and provinces in late 2013, therefore, the Company performed investigation and legal assessment as well as communicating with relevant local authorities. Legal assessment was completed in late 2014. In the opinion of the management, the probability that the Company would be required to pay late-payment penalty in connection with the unpaid contribution is remote, given that the Company has received certificates from local social security authorities which confirmed that the Company was in compliance with the local social insurance regulations as of December 31, 2014 and that local social security authorities have not issued any notification for payment of outstanding contribution to the Company. Accordingly, the Company did not accrue for late-payment penalty since then.